May 9, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc.
File Nos. 002-92633 and 811-04087

Ladies and Gentlemen:

On behalf of our client, Manning & Napier Fund, Inc. (the “Fund”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary copy of the shareholder letter, notice, proxy statement and proxy card for the Special Meeting of Shareholders (the “Meeting”) of the Fund and each series of the Fund (the “Series”), scheduled to be held on Friday, July 15, 2022.

The purpose of the Meeting to which the enclosed materials relate is to solicit shareholder approval of the following proposals (i) to elect, as a slate of nominees, each of the current Directors to the Board of Directors of the Fund; and (ii) to approve (a) a new investment advisory agreement between the Fund, on behalf of each Series, and Manning & Napier Advisors, LLC (“Manning & Napier”); (b) a new investment advisory agreement between the Fund, on behalf of the Rainier International Discovery Series, and Manning & Napier; and (c) a new investment sub-advisory agreement between Manning & Napier and Rainier Investment Management, LLC on behalf of the Rainier International Discovery Series.

If you have any questions regarding the filing, please contact the undersigned at 215.963.5037.

Very truly yours,

/s/ Timothy W. Levin

Timothy W. Levin

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001